Tax Assets (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Tax Assets
Corporate income tax (IRPJ)	[1]	R$ 2,248	R$ 3,570
Social contribution (CSLL)	[1]	852	1,042
Federal VAT (PIS/COFINS)	[2]	11,736	70
Others		1,212	255
Total		16,048	4,937
Current		15,936	4,897
Non-current		R$ 112	R$ 40

[1]	Income tax and social contribution - the balance is composed by amounts withheld and advances of corporate income tax and social contribution carried out in the years ended December 31, 2016, 2017, 2018 and 2021.
[2]	The PIS and COFINS balances to be recovered had a significant increase in 2021, as the Company moved its headquarters from Porto Alegre to São Paulo in January,2021. As a result of a taxes restructuring, there was a change in the tax classification in part of services provided, consequently, the Company has started collect contributions to PIS and COFINS (Federal VAT) on a non-cumulative basis under the rates of 1.65% and 7.6%, respectively. On a non-cumulative basis, the Company became eligible to PIS and COFINS tax credits on SMS cost invoices issued by the operators.